Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 992,973	$ 953,222
Value added tax payable	13,950	10,046
Other taxes payable	6,427	6,327
Total	$ 1,013,350	$ 969,595